RETIREMENT AND TERMINATION BENEFIT PLANS	12 Months Ended
Mar. 31, 2011
RETIREMENT AND TERMINATION BENEFIT PLANS

10. RETIREMENT AND TERMINATION BENEFIT PLANS

The Company and certain of its subsidiaries have various contributory and noncontributory employee benefit plans covering substantially all of their employees. Under the plans, employees are entitled to lump-sum payments at the time of termination or retirement, or to pension payments. A domestic noncontributory plan covers substantially all of the employees of the Company.

The amounts of lump-sum or pension payments under the plans are generally determined on the basis of length of service and remuneration at the time of termination or retirement.

The net periodic pension costs of the defined benefit plans for the years ended March 31, 2009, 2010 and 2011 consisted of the following components:

	Yen in millions			U.S. Dollars in thousands
	2009	2010	2011	2011
Service cost-benefit earned during the year	¥1,525	¥1,282	¥1,342	$16,169
Interest cost on projected benefit obligation	906	902	864	10,410
Expected return on plan assets	(1,444)	(1,114)	(883)	(10,639)
Amortization of prior service cost	(206)	(208)	(208)	(2,506)
Amortization of net transition obligation	4	-	-	-
Recognized actuarial loss	191	180	291	3,506

Net periodic pension costs	¥976	¥1,042	¥1,406	$16,940

Net actuarial loss and amortization of prior service cost which will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are as follows:

	Yen in millions	U.S. Dollars in thousands
	2012	2012
Net actuarial loss	¥402	$4,843
Amortization of prior service cost	225	2,711

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets are as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥36,854	¥37,898	$456,602
Service cost	1,282	1,342	16,169
Interest cost	902	864	10,410
Plan amendment	35	-	-
Actuarial loss	804	113	1,361
Benefits paid	(1,888)	(2,065)	(24,880)
Foreign exchange impact	(91)	(165)	(1,987)

Projected benefit obligation at end of year	37,898	37,987	457,675

Change in plan assets:
Fair value of plan assets at beginning of year	29,622	33,929	408,783
Actual return on plan assets	3,556	161	1,940
Employer contributions	2,490	2,427	29,241
Benefits paid	(1,729)	(1,876)	(22,602)
Foreign exchange impact	(10)	(16)	(193)

Fair value of plan assets at end of year	33,929	34,625	417,169

Underfunded status	(3,969)	(3,362)	(40,506)

Amounts recognized in accumulated other comprehensive income consisted of:
Net actuarial loss	13,513	13,999	168,663
Prior service cost	(2,142)	(1,935)	(23,313)

	11,371	12,064	145,350

Amounts recognized in the consolidated balance sheet consisted of:
Current liabilities	(191)	(234)	(2,819)
Non-current liabilities	(3,778)	(3,128)	(37,687)

	¥(3,969)	¥(3,362)	$(40,506)

Measurement date

The Company uses a March 31 measurement date for all of its plans.

The accumulated benefit obligation for all defined benefit plans was as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Accumulated benefit obligation	¥33,478	¥33,547	$404,181

Assumptions

The weighted-average assumptions used to determine benefit obligations at March 31, 2010 and 2011 were as follows:

	2010	2011
Discount rate	2.3%	2.3%
Assumed rate of increase in future compensation levels	2.8%	2.8%

The weighted-average assumptions used to determine net periodic pension cost for each of the years in the three-year period ended March 31, 2011, were as follows:

	2009	2010	2011
Discount rate	2.4%	2.5%	2.3%
Assumed rate of increase in future compensation levels	3.3%	2.8%	2.8%
Expected long-term rate of return on plan assets	3.8%	2.9%	2.2%

The discount rate is determined by average coming service years and average payment period using an approximated curve developed from the rate of high quality corporate bonds with grade AA or better and long-term government securities as of measurement date.

The pension fund’s expected long-term rate-of-return-on-assets assumption is derived from a review of actual historical returns achieved and anticipated future long-term performance of individual asset classes.

Plan Assets

The target allocations by asset class are as follows:

Asset Class:	Target Allocations
Equity securities	25.0%
Debt securities	45.0
Life insurance company general accounts	18.0
Short-term assets	2.0
Alternative investments	10.0

Total	100%

The overall objective of Makita’s pension assets is to earn a rate of return to satisfy the benefit obligations of the pension plans and to pay benefits. In order to meet this objective, Makita determines an optimal asset mix from a three-to-five year’s medium and long-term standpoint. To avoid a sharp decline in the future, Makita update the asset mix as necessary based on risk monitoring. Makita has an acceptable divergence indicator of the asset mix, the proportion of the temporary asset allocations will be updated promptly when the divergence occurred.

Makita determined the mix of equity securities and debt securities after taking into consideration the expected long-term yield on pension assets. To decide whether changes in the basic portfolio are necessary, Makita examines the divergence between the expected long-term income and the actual income from the portfolio on an annual basis. Makita revises the portfolio when it is deemed necessary to reach the expected long-term yield. The plans’ equity securities include common stock of the Company in the amount of ¥ 3 million ($ 36 thousand) at March 31, 2011.

The fair values of Makita’s pension plan assets at March 31, 2011, by asset class, are as follows:

	Yen in millions					U.S. Dollars in thousands
As of March 31, 2011	Level 1		Level 2		Level 3	Level 1		Level 2		Level 3
Equity securities:	¥		¥		¥-	$		$		$
Domestic
Securities		2,043		-	-		24,614		-		-
Securities (commingled funds)		-		1,611	-		-		19,410		-
Overseas
Securities		1,194		-	-		14,386		-		-
Securities (commingled funds)		-		4,263	-		-		51,361		-
Debt securities:
Domestic
Government bonds		-		531	-		-		6,398		-
Commingled funds		-		8,818	-		-		106,241		-
Overseas
Government bonds		-		971	-		-		11,699		-
Commingled funds		-		5,340	-		-		64,337		-
Life insurance company general accounts		-		5,246	-		-		63,205		-
Short-term assets		1,878		83	-		22,627		1,000		-
Alternative investments											-
Commingled funds		-		2,647	-		-		31,891		-

Total		¥5,115		¥29,510	¥-		$61,627		$355,542		$-

Domestic and overseas equity securities consist primarily of stocks that are listed on the securities exchanges. Debt securities consist primarily of domestic and overseas government and municipal bonds. Short term assets consist primarily of bank deposits with a short term maturity.

Level 1 assets are comprised principally of equity securities which are valued based on quoted prices in active markets for identical assets. Level 2 assets are comprised principally of government bonds, commingled funds that invest in equity and debt securities, investments in life insurance company general accounts and alternative investments. Investments in life insurance company general accounts are valued at the amounts that are the conventional interest adding to the principle amounts calculated by Life Insurance Company. See note 16 for additional information about fair value hierarchies and valuation techniques.

Regarding to the debt securities selection, Makita has a good research and analysis on issuance conditions, such as rating, coupon, maturity date, and issuer. Makita appropriately diversified investments by maturity and issuer.

The equity securities are selected primarily from stocks that are listed on securities exchanges. Makita has a good research and analysis on the business scope and growth potential of investment companies, and appropriately diversified investments by type of industry. Regarding to investments in overseas investment vehicles, Makita has investigated the political stability and the economic stability of the investment markets, the market characteristics such as settlement systems and the taxation systems. For each such investment, Makita has selected appropriate investment country and currency. For commingled funds, Makita selected those that have a defined investment objects and operating style to invest. Makita also has alternative investments on J-REIT, G-REIT, commodities, high-yield debt, high-yield loan and market-neutral.

Information for pension plans with an accumulated benefit obligation in excess of plan assets

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Projected benefit obligation	¥3,752	¥3,659	$44,084
Accumulated benefit obligation	3,665	3,627	43,699
Fair value of plan assets	364	432	5,205
Accumulated benefit obligation in excess of plan assets	3,301	3,195	38,494

Cash flows

Contributions:

Makita expects to contribute ¥ 2,482 million ($ 29,904 thousand) to its domestic and foreign defined benefit plans in the year ending March 31, 2012.

Estimated future benefit payments

At March 31, 2011, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Year ending March 31,	Yen in millions
2012	¥1,918
2013	1,967
2014	1,817
2015	1,783
2016	1,802
2017-2021	9,191

Total	¥18,478

Certain foreign subsidiaries have defined contribution plans. The total expenses charged to income under these plans were ¥ 229 million, ¥ 188 million and ¥ 183 million ($ 2,205 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.

The Company has unfunded retirement allowance programs for the Directors and the Statutory Auditors. Under such programs, the aggregate amount set aside as retirement allowances for the Directors and the Statutory Auditors was ¥ 384 million and ¥ 384 million ($ 4,627 thousand) as of March 31, 2010 and 2011, respectively, which is included in other liabilities in the accompanying balance sheets. This Executive retirement and termination allowances program was abolished by the Annual General Meeting of Shareholders held in June 2006. The aggregate amount set aside will be paid to the Directors and the Statutory Auditors when they retire.